NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the wholly-owned subsidiaries of the company as at December 31, 2025 and 2024:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2025	2024	2025	2024
Construction operation	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the company as at December 31, 2025 and 2024:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2025	2024	2025	2024
Healthcare services (1)	Healthscope Pty Ltd	Australia	—%	100%	—%	28%
Dealer software and technology services operation	CDK Global II LLC	United States	100%	100%	19%	26%
Water and wastewater operation	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
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(1)In May 2025, the company’s healthcare service operation entered receivership. As a result, the company ceased to have control and deconsolidated the net liabilities of the business. See Note 17(i) for further details.
The following tables present the gross assets and liabilities as at December 31, 2025 and 2024 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2025, 2024, and 2023 from the company’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2025
	Total							Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$1,084	$11,776	$686	$9,307	$2,586	$(294)	$15	$(228)	$(4)	$2,781

	Year ended December 31, 2024
	Total							Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Total	$1,736	$14,150	$1,496	$11,468	$4,340	$(1,423)	$(168)	$(1,039)	$(34)	$2,694

	Year ended December 31, 2023
	Total			Profit/(loss) allocated to non-controlling interests	Distributions to non-controlling interests	Equity allocated to non-controlling interests
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Total	$8,180	$3,149	$(25)	$2,310	$(2,947)	$3,880